Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 98.4%	Shares	Value
Aerospace & defense - 3.5%
AeroVironment, Inc.*	52,629	$8,066,973
Woodward, Inc.	84,183	12,974,284
Beverages - 1.4%
Celsius Holdings, Inc.*	105,190	8,722,355
Biotechnology - 8.7%
89bio, Inc.*	206,953	2,408,933
ACELYRIN, Inc.*	111,255	750,971
Aldeyra Therapeutics, Inc.*	283,577	927,297
Alkermes PLC*	140,289	3,797,623
Arcellx, Inc.*	62,530	4,348,962
Blueprint Medicines Corp.*	62,454	5,924,386
BridgeBio Pharma, Inc.*	85,194	2,634,199
Cytokinetics, Inc.*	56,365	3,951,750
Disc Medicine, Inc.*	30,320	1,887,723
Insmed, Inc.*	150,419	4,080,868
Nuvalent, Inc., Class A*	50,305	3,777,402
Protagonist Therapeutics, Inc.*	117,308	3,393,720
Vaxcyte, Inc.*	98,193	6,707,564
Viking Therapeutics, Inc.*	76,331	6,259,142
Viridian Therapeutics, Inc.*	119,446	2,091,500
Building products - 1.8%
Zurn Elkay Water Solutions Corp.	318,382	10,656,245
Capital markets - 3.7%
LPL Financial Holdings, Inc.	24,392	6,444,366
PJT Partners, Inc., Class A	143,644	13,539,884
StepStone Group, Inc., Class A	73,508	2,627,176
Chemicals - 2.4%
Quaker Chemical Corp.	70,629	14,496,602
Commercial services & supplies - 5.8%
Casella Waste Systems, Inc., Class A*	58,985	5,831,847
MSA Safety, Inc.	68,525	13,265,755
RB Global, Inc.	209,324	15,944,209
Construction & engineering - 0.7%
Comfort Systems USA, Inc.	14,294	4,541,347
Construction materials - 2.9%
Summit Materials, Inc., Class A*	388,466	17,313,930
Consumer finance - 1.5%
FirstCash Holdings, Inc.	73,341	9,353,911
Consumer staples distribution & retail - 0.8%
Casey's General Stores, Inc.	15,219	4,846,490
Diversified consumer services - 0.9%
OneSpaWorld Holdings Ltd.*	429,581	5,683,357
Electrical equipment - 1.7%
nVent Electric PLC	94,203	7,102,906
Shoals Technologies Group, Inc., Class A*	261,223	2,920,473
Electronic equipment, instruments & components - 2.1%
Badger Meter, Inc.	18,281	2,958,049
Cognex Corp.	115,983	4,919,999
Itron, Inc.*	49,439	4,574,096
Energy equipment & services - 1.3%
Liberty Energy, Inc.	150,448	3,117,283
Tidewater, Inc.*	54,719	5,034,148
Financial services - 0.6%
Flywire Corp.*	157,428	3,905,789
Food products - 1.1%
Freshpet, Inc.*	56,092	6,498,819
Ground transportation - 1.9%
Landstar System, Inc.	59,532	11,475,388
Health care equipment & supplies - 4.5%
Haemonetics Corp.*	75,447	6,439,401
Inmode Ltd.*	74,060	1,600,437
iRhythm Technologies, Inc.*	23,961	2,779,476
Lantheus Holdings, Inc.*	98,522	6,132,009
Merit Medical Systems, Inc.*	103,114	7,810,886
TransMedics Group, Inc.*	36,578	2,704,577
Health care providers & services - 3.6%
BrightSpring Health Services, Inc.*	89,635	974,332
HealthEquity, Inc.*	62,033	5,063,754
Progyny, Inc.*	182,857	6,975,994
RadNet, Inc.*	52,439	2,551,682
The Ensign Group, Inc.	51,814	6,446,698
Health care technology - 1.2%
Evolent Health, Inc., Class A*	225,466	7,393,030
Hotels, restaurants & leisure - 6.7%
Cava Group, Inc.*	57,014	3,993,831
Kura Sushi USA, Inc., Class A*	39,723	4,574,500
Light & Wonder, Inc.*	60,525	6,178,997
PENN Entertainment, Inc.*	175,196	3,190,319
Shake Shack, Inc., Class A*	58,697	6,106,249
United Parks & Resorts, Inc.*	149,887	8,425,148
Wingstop, Inc.	23,217	8,506,709
Industrial real estate investment trusts (REITs) - 1.8%
EastGroup Properties, Inc.	62,349	11,208,480
Insurance - 0.9%
Kinsale Capital Group, Inc.	10,863	5,700,251
Interactive media & services - 0.5%
Bumble, Inc., Class A*	255,885	2,904,295
Life sciences tools & services - 0.7%
Medpace Holdings, Inc.*	9,892	3,997,852
Machinery - 3.8%
Donaldson Co., Inc.	102,428	7,649,323
Esab Corp.	98,672	10,910,163
Federal Signal Corp.	53,862	4,571,268
Media - 0.5%
TechTarget, Inc.*	84,697	2,801,777
Oil, gas & consumable fuels - 5.3%
Antero Resources Corp.*	186,817	5,417,693
Chord Energy Corp.	55,386	9,872,000
Viper Energy, Inc.	435,032	16,731,331
Personal care products - 2.0%
BellRing Brands, Inc.*	103,251	6,094,906
elf Beauty, Inc.*	31,256	6,127,114
Pharmaceuticals - 1.4%
Axsome Therapeutics, Inc.*	32,136	2,564,453
Intra-Cellular Therapies, Inc.*	89,904	6,221,357
Professional services - 0.9%
Parsons Corp.*	64,731	5,369,436
Semiconductors & semiconductor equipment - 7.0%
Impinj, Inc.*	57,289	7,356,480
Lattice Semiconductor Corp.*	118,687	9,284,884
Onto Innovation, Inc.*	55,966	10,134,323
Rambus, Inc.*	177,007	10,940,803
Silicon Laboratories, Inc.*	32,901	4,728,532
Software - 10.4%
Appfolio, Inc., Class A*	33,873	8,357,824
BILL Holdings, Inc.*	69,514	4,777,002
Five9, Inc.*	79,064	4,910,665
Freshworks, Inc., Class A*	373,970	6,809,994
Monday.com Ltd.*	53,784	12,148,192
PROS Holdings, Inc.*	185,018	6,721,704
Rapid7, Inc.*	78,871	3,867,834
Smartsheet, Inc., Class A*	178,738	6,881,413
Sprout Social, Inc., Class A*	68,572	4,094,434
Varonis Systems, Inc.*	90,335	4,261,102
Specialty retail - 2.9%
Abercrombie & Fitch Co., Class A*	43,635	5,468,775
Boot Barn Holdings, Inc.*	65,630	6,244,694
Five Below, Inc.*	31,392	5,693,881
Technology hardware, storage & peripherals - 0.9%
Super Micro Computer, Inc.*	5,503	5,558,195
Textiles, apparel & luxury goods - 0.6%
Figs, Inc., Class A*	689,504	3,433,730
Total common stocks (cost $429,394,198)		597,421,910
Total investment portfolio (cost $429,394,198) - 98.4%		597,421,910
Other assets in excess of liabilities - 1.6%		9,472,580
Total net assets - 100.0%		$606,894,490

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.